UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-7740
Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc.
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-725-6666
Date of fiscal year end: July 31
Date of reporting period: April 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc.
FORM N-Q
April 30, 2006

Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc.
Schedule of Investments (unaudited)
April 30, 2006

Face
Amount	Security	Value

MORTGAGE-BACKED SECURITIES — 96.1%

FHLMC — 41.6%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
$792,672	7.000% due 10/1/17-11/1/32 (a)	$815,902
140,000,000	5.000% due 5/11/36-6/13/36 (b)(c)	132,381,125
35,000,000	5.500% due 6/13/36 (b)	33,982,830

	TOTAL FHLMC	167,179,857

FNMA — 30.3%
120,000,000	Federal National Mortgage Association (FNMA), 6.500% due 5/11/36 (b)(c)	122,062,560

GNMA — 24.2%
97,000,000	Government National Mortgage Association (GNMA), 6.000% due 5/18/36 (b)(c)	97,394,014

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost — $386,636,967)	386,636,431

COLLATERALIZED MORTGAGE OBLIGATIONS(a) — 6.7%

	Federal Home Loan Mortgage Corp. (FHLMC):
1,010,484	Series 2572, Class LI, PAC-1 IO, 5.500% due 5/15/22	9,202
3,866,480	Series 2591, Class LI, PAC-1 IO, 5.500% due 4/15/21	88,333
15,732,653	Series 2591, Class PI, PAC-1 IO, 5.500% due 2/15/30	2,481,648
10,281,996	Series 2594, Class IO, PAC IO, 5.000% due 3/15/14	506,901
11,718,818	Series 2595, Class WT, PAC IO, 5.500% due 9/15/22	613,369
13,327,087	Series 2603, Class LI, PAC-1 IO, 5.500% due 9/15/28	1,625,869
9,930,915	Series 2617, Class IB, PAC IO, 4.500% due 8/15/12	455,217
5,497,906	Series 2617, Class IE, PAC IO, 4.500% due 5/15/15	718,550
1,132,071	Series 2617, Class TI, PAC IO, 4.500% due 6/15/09	4,040
11,014,859	Series 2638, Class DI, PAC IO, 5.000% due 5/15/23	1,918,249
3,232,194	Series 2639, Class UI, PAC-1 IO, 5.000% due 3/15/22	584,490
6,701,096	Series 2644, Class IB, PAC-1 IO, 5.000% due 10/15/15	32,416
13,313,282	Series 2645, Class IW, PAC IO, 5.000% due 7/15/26	1,300,380
2,658,366	Series 2664, Class UA, PAC IO, 5.500% due 7/15/17	27,315
1,593,352	Series 2686, Class WI, PAC-1 IO, 5.500% due 10/15/16	4,139
4,030,098	Series 2687, Class IA, PAC IO, 5.500% due 9/15/22	169,015
6,895,686	Series 2742, Class IL, PAC IO, 5.000% due 9/15/12	261,703
	Federal National Mortgage Association (FNMA):
566,118	Series 2003-54, Class TI, IO, 4.500% due 5/25/09	1,371
7,320,132	Series 2003-90, Class UC, IO, 5.500% due 8/25/22	249,906
20,132,527	Series 2003-122, Class IB, IO, 5.000% due 5/25/16	1,189,721
10,061,555	Series 2004-31, Class IC, IO, 4.500% due 1/25/14	840,332
17,635,989	Series 352, Class 2, IO, 5.500% due 7/1/34	4,608,207
	Strip:
20,375,706	Series 332, Class 2, IO, 6.000% due 2/1/33	5,178,454
16,141,501	Series 337, Class 2, IO, 5.000% due 6/1/33	4,006,789
	Government National Mortgage Association (GNMA):
3,436,972	Series 2003-12, Class IN, PAC, IO, 5.500% due 2/16/28	215,630
132,625	Series 2003-77, Class TI, PAC, IO, 6.000% due 11/16/28 (d)	1,547

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost — $22,506,979)	27,092,793

CORPORATE BONDS & NOTES(a) — 0.1%

Transportation — 0.1%
	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
140,000	10.250% due 6/15/07	146,300
50,000	12.500% due 6/15/12	55,625

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $200,061)	201,925

See Notes to Schedule of Investments.

Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc.
Schedule of Investments (unaudited) (continued)
April 30, 2006

MUNICIPAL BONDS(a) — 8.4%

Pennsylvania — 1.2%
	Westmoreland County, PA, GO, Refunding, Series G, FGIC-Insured:
$2,665,000	Zero coupon bond to yield 3.845% due 6/1/08	$2,460,541
2,515,000	Zero coupon bond to yield 3.904% due 12/1/08	2,274,692

	Total Pennsylvania	4,735,233

Texas — 7.2%
11,200,000	Austin, TX, Utility Systems Revenue, Refunding, Series A, Prior Lien, MBIA-Insured, zero coupon bond to yield 3.901% due 11/15/08	10,147,984
	Edinburg, TX, Consolidated ISD, GO, Refunding School Building, PSFG-Insured:
1,845,000	Zero coupon bond to yield 3.823% due 2/15/08	1,723,248
2,705,000	Zero coupon bond to yield 3.938% due 2/15/09	2,424,654
5,470,000	Harris County, TX, GO, Series A, FGIC-Insured, zero coupon bond to yield 3.873% due 8/15/08	5,007,840
10,535,000	Texas State Public Finance Authority, Capital Appreciation Refunding, MBIA-Insured, Zero coupon bond to yield 3.810% due 2/1/08	9,856,335

	Total Texas	29,160,061

	TOTAL MUNICIPAL BONDS
	(Cost — $32,845,799)	33,895,294

SOVEREIGN BONDS — 34.5%

Argentina — 2.1%
	Republic of Argentina:
6,513,664	Discount Notes, 8.280% due 12/31/33	6,484,352
17,748,317	GDP-Linked Securities, 8.280% due 12/15/35	1,792,580

	Total Argentina	8,276,932

Brazil — 0.1%
519,000	Federative Republic of Brazil, Collective Action Securities, 8.000% due 1/15/18 (a)	564,023

Colombia — 2.3%
	Republic of Colombia:
6,500,000	10.000% due 1/23/12 (a)	7,696,000
1,250,000	11.750% due 2/25/20 (a)	1,784,375

	Total Colombia	9,480,375

Mexico — 2.6%
	United Mexican States, Medium-Term Notes:
4,350,000	5.625% due 1/15/17 (a)	4,170,562
	Series A:
3,953,000	6.375% due 1/16/13 (a)	4,028,107
2,200,000	7.500% due 4/8/33 (a)	2,414,500

	Total Mexico	10,613,169

Panama — 2.0%
	Republic of Panama:
1,818,000	9.375% due 4/1/29 (a)	2,278,863
5,837,000	6.700% due 1/26/36 (a)	5,742,149

	Total Panama	8,021,012

Peru — 1.6%
	Republic of Peru:
1,175,000	9.125% due 2/21/12 (a)	1,307,775
See Notes to Schedule of Investments.

Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc.
Schedule of Investments (unaudited) (continued)
April 30, 2006

Face
Amount	Security	Value

Peru — 1.6% (continued)
$5,293,000	Global Bonds, PDI, 5.000% due 3/7/17 (a)(d)	$5,091,866

	Total Peru	6,399,641

Philippines — 7.1%
28,500,000	Republic of the Philippines, Series B, 6.500% due 12/1/17 (a)(d)	28,678,125

Poland — 8.1%
	Republic of Poland:
16,380,000	Par Bonds, step bond to yield 4.000% due 10/27/24 (a)(d)	14,742,000
19,000,000	Series RSTA, step bond to yield 4.750% due 10/27/24 (a)(d)	17,736,500

	Total Poland	32,478,500

Russia — 2.4%
	Russian Federation:
1,800,000	11.000% due 7/24/18 (a)(e)	2,551,500
6,450,000	5.000% due 3/31/30 (a)(d)(e)	7,006,313

	Total Russia	9,557,813

Turkey — 2.5%
	Republic of Turkey:
3,200,000	11.750% due 6/15/10 (a)	3,835,200
4,950,000	11.500% due 1/23/12 (a)	6,156,563

	Total Turkey	9,991,763

Venezuela — 3.7%
15,000,000	Bolivarian Republic of Venezuela, Par Bonds, Series B, 6.750% due 3/31/20 (a)	15,007,500

	TOTAL SOVEREIGN BONDS
	(Cost — $124,870,400)	139,068,853

Warrant

WARRANT — 2.9%
328,650	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20(a)*
	(Cost — $0)	11,502,750

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $567,060,206)	598,398,046

Face
Amount

SHORT-TERM INVESTMENTS — 46.7%

Repurchase Agreement — 46.2%
$185,881,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement dated 4/28/06, 4.750% due 5/1/06; Proceeds at maturity — $185,954,578; (Fully collateralized by U.S. Treasury obligations, 4.250% due 5/15/11 Market value — $187,267,850) (Cost — $185,881,000)	185,881,000

U.S. Government Agency — 0.5%
2,200,000	Federal National Mortgage Association (FNMA), Discount Notes, 4.555%-4.703% due 5/15/06 (f)
	(Cost — $2,195,987)	2,195,987

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $188,076,987)	188,076,987

	TOTAL INVESTMENTS — 195.4% (Cost — $755,137,193#)	786,475,033

	Liabilities in Excess of Other Assets — (95.4)%	(384,002,123)

	TOTAL NET ASSETS — 100.0%	$402,472,910

See Notes to Schedule of Investments.

Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc.
Schedule of Investments (unaudited) (continued)
April 30, 2006

*	Non-income producing security.

(a)	All or a portion of this security is segregated for open futures contracts, TBA’s and mortgage dollar rolls

(b)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(c)	All or a portion of this security was acquired under mortgage dollar roll agreement (See Notes 1 and 2).

(d)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2006.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Rate shown represents yield to maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
FGIC — Financial Guaranty Insurance Company
GDP — Gross Domestic Product
GO — General Obligation
IO — Interest Only
ISD — Independent School District
MBIA — Municipal Bond Investors Assurance Corporation
PAC — Planned Amortization Cost
PDI — Past Due Interest
PSFG — Permanent School Fund Guaranty
RSTA — Revolving Short-Term Agreement
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
The Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc. (the “Fund”) was incorporated in Maryland on May 24, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The investment objective of the Fund is to manage a portfolio of fixed income securities so as to return $10 per share to investors on or about November 30, 2008 while providing high monthly income. No assurance can be given that the Fund’s investment objective will be achieved.
The Fund seeks to achieve its investment objective by investing substantially all (at least 90%) of its assets, under normal conditions, in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities issued or guaranteed by foreign governments (sovereign bonds) and collateralized in full as to principal due at their maturity by U.S. government securities and zero-coupon obligations of municipal issuers. The market prices of the securities in which the Fund invests are expected to fluctuate with changes in interest rates and the perceived credit quality of such assets. The Fund’s investments in sovereign bonds may be affected by political, social, economic or diplomatic changes in such countries and the Fund’s investment in such securities increases the risk that the Fund will return less than $10 per share in the year 2008. At April 30, 2006, a significant portion of the Fund’s investments was in sovereign debt of emerging market countries. In addition, the Fund’s investment in mortgage-backed securities is subject to the risk that rapid principal repayment, including prepayment, may have an adverse effect on the yield to maturity of such securities.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked price of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Notes to Schedule of Investments (unaudited) (continued)
(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.
The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(f) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(g) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
(h) Other Risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which it is indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.
(i) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At April 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$32,829,685
Gross unrealized depreciation	(1,491,845)

Net unrealized appreciation	$31,337,840

At April 30, 2006, the Fund had the following open futures contracts:

Notes to Schedule of Investments (unaudited) (continued)

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Sell:
U.S. Treasury 5 Year Notes	500	6/06	$52,114,690	$52,078,125	$36,565
U.S. Treasury 10 Year Notes	1,760	6/06	187,904,356	185,817,500	2,086,856

Net Unrealized Gain on Open Futures Contracts					$2,123,421
The average monthly balance of dollar rolls outstanding for the Fund during the nine months ended April 30, 2006 was approximately $318,135,703. At April 30, 2006, the Fund had outstanding mortgage dollar rolls with a total cost of $387,782,489. Counterparties with mortgage dollar rolls outstanding in excess of 10% of total net assets at April 30, 2006, included Banc America Securities ($266,884,220), Barclays Capital Inc. ($84,161,523), Lehman Brothers Inc. ($47,870,801), and Merrill Lynch, Pierce, Fenner & Smith Inc. ($57,124,617).
At April 30, 2006, the Fund held TBA securities with a cost of $387,782,489.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	June 29, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	June 29, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	June 29, 2006